OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
OTHER NON-CURRENT ASSETS

11.	OTHER NON-CURRENT ASSETS

	December 31,
	2024	2025	2025
	CNY	CNY	US$

Zimbabwe lithium deposits (i)	256,484	245,400	35,075
Others	—	—	—

Total	256,484	245,400	35,075

(i) Please refer to Note 20 (b) for more details.